JPMorgan BetaBuilders Japan ETF
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2022.

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.0%
Air Freight & Logistics — 0.4%
SG Holdings Co. Ltd.	939,500	17,929,918
Yamato Holdings Co. Ltd.	642,300	11,239,608
		29,169,526
Airlines — 0.2%
ANA Holdings, Inc. *	296,800	5,540,865
Japan Airlines Co. Ltd. *	268,000	4,642,621
		10,183,486
Auto Components — 2.1%
Aisin Corp.	339,400	10,079,707
Bridgestone Corp.	1,126,400	43,936,212
Denso Corp.	965,600	52,813,562
Koito Manufacturing Co. Ltd.	238,800	7,849,766
NGK Spark Plug Co. Ltd.	318,300	6,233,098
Stanley Electric Co. Ltd.	279,600	4,913,224
Sumitomo Electric Industries Ltd.	1,474,300	16,436,668
Toyota Boshoku Corp.	188,400	2,785,942
		145,048,179
Automobiles — 8.4%
Honda Motor Co. Ltd.	3,195,800	81,899,407
Isuzu Motors Ltd.	1,155,100	12,669,840
Mazda Motor Corp.	1,114,500	9,394,764
Mitsubishi Motors Corp. *	1,272,900	4,435,161
Nissan Motor Co. Ltd.	4,467,600	16,989,677
Subaru Corp.	1,142,900	19,887,496
Suzuki Motor Corp.	911,800	29,888,220
Toyota Motor Corp.	23,935,100	388,491,523
Yamaha Motor Co. Ltd.	585,300	11,306,320
		574,962,408
Banks — 5.1%
Bank of Kyoto Ltd. (The)	140,900	5,994,653
Chiba Bank Ltd. (The)	1,378,200	7,644,678
Concordia Financial Group Ltd.	2,246,400	7,642,253
Fukuoka Financial Group, Inc.	355,000	6,292,278
Mitsubishi UFJ Financial Group, Inc.	23,431,900	132,026,860
Mizuho Financial Group, Inc.	4,715,600	56,240,012
Resona Holdings, Inc.	4,458,700	17,327,620
Shinsei Bank Ltd.	235,600	3,563,754
Shizuoka Bank Ltd. (The)	1,105,100	6,687,420
Sumitomo Mitsui Financial Group, Inc.	2,552,300	80,071,017
Sumitomo Mitsui Trust Holdings, Inc.	696,400	22,876,224
		346,366,769
Beverages — 1.0%
Asahi Group Holdings Ltd.	941,600	32,735,989

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Beverages — continued
Kirin Holdings Co. Ltd.	1,544,500	25,404,477
Suntory Beverage & Food Ltd.	235,200	9,280,398
		67,420,864
Building Products — 2.0%
AGC, Inc.	422,500	15,401,498
Daikin Industries Ltd.	544,100	95,423,351
Lixil Corp.	541,000	11,196,126
TOTO Ltd.	295,800	10,075,501
		132,096,476
Capital Markets — 0.9%
Daiwa Securities Group, Inc.	2,768,700	12,780,947
Japan Exchange Group, Inc.	981,400	15,604,991
Nomura Holdings, Inc.	5,704,600	21,765,973
SBI Holdings, Inc.	455,300	9,236,874
		59,388,785
Chemicals — 3.9%
Air Water, Inc.	426,700	5,744,620
Asahi Kasei Corp.	2,588,400	20,765,203
JSR Corp.	398,700	11,043,176
Kansai Paint Co. Ltd.	481,100	6,918,286
Mitsubishi Chemical Group Corp.	2,629,400	14,786,501
Mitsubishi Gas Chemical Co., Inc.	385,600	5,604,940
Mitsui Chemicals, Inc.	380,000	8,004,410
Nippon Paint Holdings Co. Ltd. (a)	2,685,400	20,527,664
Nippon Sanso Holdings Corp.	393,900	6,642,209
Nissan Chemical Corp.	263,900	13,494,036
Nitto Denko Corp.	278,200	17,914,773
Shin-Etsu Chemical Co. Ltd.	735,000	94,149,297
Showa Denko KK	343,500	5,760,683
Sumitomo Chemical Co. Ltd.	3,074,200	12,081,398
Toray Industries, Inc.	3,029,500	16,593,603
Tosoh Corp.	603,600	7,868,049
		267,898,848
Commercial Services & Supplies — 0.7%
Dai Nippon Printing Co. Ltd.	512,500	11,309,512
Secom Co. Ltd.	398,400	26,609,179
TOPPAN, Inc.	649,500	11,051,544
		48,970,235
Construction & Engineering — 0.6%
Kajima Corp.	923,000	10,536,693
Obayashi Corp.	1,339,700	9,852,747
Shimizu Corp.	1,303,300	7,387,947
Taisei Corp.	372,900	11,898,055
		39,675,442

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Finance — 0.1%
Acom Co. Ltd.	843,900	2,111,172
Marui Group Co. Ltd.	387,400	7,071,633
		9,182,805
Diversified Financial Services — 0.7%
Mitsubishi HC Capital, Inc.	1,471,000	7,128,322
ORIX Corp.	2,219,700	39,559,112
Tokyo Century Corp.	89,000	3,147,493
		49,834,927
Diversified Telecommunication Services — 0.9%
Nippon Telegraph & Telephone Corp.	2,219,500	63,400,737
Electric Utilities — 0.6%
Chubu Electric Power Co., Inc.	1,337,100	14,263,405
Kansai Electric Power Co., Inc. (The)	1,534,100	15,553,830
Kyushu Electric Power Co., Inc.	880,600	5,756,082
Tokyo Electric Power Co. Holdings, Inc. *	1,492,000	5,871,568
		41,444,885
Electrical Equipment — 1.9%
Fuji Electric Co. Ltd.	277,300	12,524,508
Mitsubishi Electric Corp.	3,987,600	42,086,033
Nidec Corp.	1,018,800	70,800,548
		125,411,089
Electronic Equipment, Instruments & Components — 5.1%
Hamamatsu Photonics KK	272,900	12,400,820
Hirose Electric Co. Ltd.	60,200	8,648,664
Ibiden Co. Ltd.	248,300	7,327,722
Keyence Corp.	356,800	141,414,889
Kyocera Corp.	652,200	36,255,077
Murata Manufacturing Co. Ltd.	1,192,100	69,631,410
Omron Corp.	382,900	21,414,844
Shimadzu Corp.	511,300	18,191,518
TDK Corp.	722,000	22,739,137
Yokogawa Electric Corp.	443,900	7,871,806
		345,895,887
Entertainment — 2.3%
Capcom Co. Ltd.	301,800	8,389,294
Koei Tecmo Holdings Co. Ltd.	112,100	3,913,449
Konami Group Corp.	186,700	11,034,991
Nexon Co. Ltd. (a)	869,600	19,741,754
Nintendo Co. Ltd.	217,100	97,081,347
Square Enix Holdings Co. Ltd.	166,000	7,702,366
Toho Co. Ltd.	259,900	10,320,824
		158,184,025
Equity Real Estate Investment Trusts (REITs) — 1.6%
Advance Residence Investment Corp. (a)	2,570	7,081,369
Daiwa House REIT Investment Corp.	3,919	9,432,233

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Equity Real Estate Investment Trusts (REITs) — continued
GLP J-REIT	8,336	10,963,126
Japan Metropolitan Fund Invest	12,980	10,577,292
Japan Prime Realty Investment Corp.	1,849	5,646,273
Japan Real Estate Investment Corp.	2,570	12,410,437
Nippon Building Fund, Inc.	3,158	16,752,396
Nippon Prologis REIT, Inc.	4,959	12,895,909
Nomura Real Estate Master Fund, Inc.	8,756	10,969,433
Orix JREIT, Inc.	5,125	7,352,666
United Urban Investment Corp.	5,791	6,312,799
		110,393,933
Food & Staples Retailing — 1.8%
Aeon Co. Ltd.	1,619,100	32,652,269
Cosmos Pharmaceutical Corp.	40,300	4,332,752
Kobe Bussan Co. Ltd.	233,600	6,658,807
Lawson, Inc.	93,000	3,297,918
MatsukiyoCocokara & Co.	238,800	9,016,066
Seven & i Holdings Co. Ltd.	1,481,400	60,382,177
Welcia Holdings Co. Ltd.	190,900	4,263,733
		120,603,722
Food Products — 1.6%
Ajinomoto Co., Inc.	997,400	26,247,561
Kikkoman Corp.	360,100	21,352,036
MEIJI Holdings Co. Ltd.	261,900	13,673,809
NH Foods Ltd.	191,400	5,798,783
Nisshin Seifun Group, Inc.	486,200	5,984,853
Nissin Foods Holdings Co. Ltd.	152,900	11,073,954
Toyo Suisan Kaisha Ltd.	189,600	8,055,706
Yakult Honsha Co. Ltd.	298,500	18,178,500
		110,365,202
Gas Utilities — 0.4%
Osaka Gas Co. Ltd.	774,000	13,915,054
Tokyo Gas Co. Ltd.	761,400	14,954,597
		28,869,651
Health Care Equipment & Supplies — 2.9%
Asahi Intecc Co. Ltd. (a)	438,900	8,119,662
Hoya Corp.	679,100	68,040,146
Olympus Corp.	2,412,800	51,639,166
Sysmex Corp.	315,200	22,067,729
Terumo Corp.	1,410,300	48,152,716
		198,019,419
Health Care Providers & Services — 0.2%
Alfresa Holdings Corp.	392,600	5,239,602
Medipal Holdings Corp.	390,400	5,890,122
		11,129,724

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Technology — 0.4%
M3, Inc.	794,300	27,673,355
Hotels, Restaurants & Leisure — 1.0%
McDonald's Holdings Co. Japan Ltd.	138,300	5,191,155
Oriental Land Co. Ltd.	425,600	64,618,353
		69,809,508
Household Durables — 4.4%
Haseko Corp.	419,000	5,101,083
Iida Group Holdings Co. Ltd.	333,700	5,463,477
Nikon Corp.	646,400	7,444,296
Open House Group Co. Ltd.	138,400	6,037,734
Panasonic Holdings Corp.	4,329,000	35,740,831
Rinnai Corp.	71,500	5,436,038
Sekisui Chemical Co. Ltd.	823,000	11,579,169
Sekisui House Ltd. (a)	1,207,400	21,384,739
Sharp Corp.	397,600	3,200,285
Sony Group Corp.	2,341,800	198,650,099
		300,037,751
Household Products — 0.5%
Lion Corp.	543,100	6,252,943
Unicharm Corp.	829,900	30,060,838
		36,313,781
Industrial Conglomerates — 1.8%
Hitachi Ltd.	1,798,200	91,039,368
Toshiba Corp.	804,300	32,628,466
		123,667,834
Insurance — 2.9%
Dai-ichi Life Holdings, Inc.	1,915,200	33,314,690
Japan Post Holdings Co. Ltd.	2,239,200	16,121,876
Japan Post Insurance Co. Ltd.	371,100	5,999,891
MS&AD Insurance Group Holdings, Inc.	870,900	28,244,474
Sompo Holdings, Inc.	645,800	28,822,847
T&D Holdings, Inc.	1,093,800	12,379,677
Tokio Marine Holdings, Inc.	1,262,700	73,918,378
		198,801,833
Interactive Media & Services — 0.3%
Kakaku.com, Inc.	240,000	4,700,797
Z Holdings Corp.	4,796,300	16,951,268
		21,652,065
Internet & Direct Marketing Retail — 0.2%
Rakuten Group, Inc.	1,705,600	8,455,580
ZOZO, Inc.	208,400	4,501,791
		12,957,371
IT Services — 2.4%
Fujitsu Ltd.	342,300	45,889,546

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
IT Services — continued
GMO Payment Gateway, Inc.	82,400	6,847,684
Itochu Techno-Solutions Corp.	178,100	4,773,029
NEC Corp.	506,700	18,704,557
Nomura Research Institute Ltd.	805,200	24,191,678
NTT Data Corp.	1,197,900	18,130,229
Obic Co. Ltd.	124,000	19,823,838
Otsuka Corp.	218,800	6,823,427
SCSK Corp.	284,400	5,008,358
TIS, Inc.	406,000	11,511,773
		161,704,119
Leisure Products — 1.1%
Bandai Namco Holdings, Inc.	412,400	32,217,701
Sega Sammy Holdings, Inc.	326,100	5,600,224
Shimano, Inc.	154,000	25,725,124
Yamaha Corp.	299,100	12,757,828
		76,300,877
Machinery — 5.2%
Daifuku Co. Ltd.	235,000	14,985,135
FANUC Corp.	356,300	61,447,712
Hino Motors Ltd.	533,400	2,772,196
Hitachi Construction Machinery Co. Ltd.	191,900	4,233,674
Hoshizaki Corp.	220,600	6,580,945
Kawasaki Heavy Industries Ltd.	311,700	6,121,953
Komatsu Ltd.	1,807,300	41,781,870
Kubota Corp.	2,117,500	35,157,595
Kurita Water Industries Ltd.	198,600	8,055,129
Makita Corp.	520,000	12,708,002
MINEBEA MITSUMI, Inc.	753,300	13,550,455
MISUMI Group, Inc.	528,100	13,138,237
Mitsubishi Heavy Industries Ltd.	626,700	23,270,917
NGK Insulators Ltd.	500,800	7,324,818
NSK Ltd.	910,900	5,101,131
SMC Corp.	115,300	56,824,061
Toyota Industries Corp.	381,100	23,204,979
Yaskawa Electric Corp.	495,300	17,347,347
		353,606,156
Marine — 0.6%
Mitsui OSK Lines Ltd.	672,000	18,426,850
Nippon Yusen KK	315,700	24,798,650
		43,225,500
Media — 0.4%
CyberAgent, Inc.	760,500	7,588,579
Dentsu Group, Inc.	460,500	16,085,991
Hakuhodo DY Holdings, Inc.	564,400	5,805,225
		29,479,795

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — 0.9%
Hitachi Metals Ltd. *	374,300	5,755,560
JFE Holdings, Inc.	1,072,700	12,094,535
Nippon Steel Corp.	1,764,700	26,259,153
Sumitomo Metal Mining Co. Ltd.	507,700	15,964,024
		60,073,272
Multiline Retail — 0.2%
Pan Pacific International Holdings Corp.	989,700	15,410,103
Oil, Gas & Consumable Fuels — 0.8%
ENEOS Holdings, Inc.	5,998,700	23,205,404
Idemitsu Kosan Co. Ltd.	458,952	11,934,957
Inpex Corp.	1,905,500	21,840,427
		56,980,788
Paper & Forest Products — 0.1%
Oji Holdings Corp.	1,883,800	7,853,860
Personal Products — 1.2%
Kao Corp.	882,100	38,366,431
Kobayashi Pharmaceutical Co. Ltd. (a)	108,000	7,194,954
Kose Corp.	64,200	5,730,616
Shiseido Co. Ltd. (a)	742,700	30,549,667
		81,841,668
Pharmaceuticals — 6.0%
Astellas Pharma, Inc.	3,409,400	53,395,957
Chugai Pharmaceutical Co. Ltd.	1,184,800	33,284,358
Daiichi Sankyo Co. Ltd.	3,399,000	90,123,520
Eisai Co. Ltd.	551,200	25,242,132
Kyowa Kirin Co. Ltd.	471,100	11,106,290
Nippon Shinyaku Co. Ltd.	113,700	7,037,079
Ono Pharmaceutical Co. Ltd.	903,100	25,394,197
Otsuka Holdings Co. Ltd.	1,035,800	37,001,850
Santen Pharmaceutical Co. Ltd.	744,000	6,026,512
Shionogi & Co. Ltd.	526,500	27,004,962
Sumitomo Pharma Co. Ltd.	354,700	2,777,822
Taisho Pharmaceutical Holdings Co. Ltd.	105,800	4,212,731
Takeda Pharmaceutical Co. Ltd.	2,938,200	86,207,403
		408,814,813
Professional Services — 2.0%
Nihon M&A Center Holdings, Inc.	556,400	7,445,770
Persol Holdings Co. Ltd.	351,700	7,280,818
Recruit Holdings Co. Ltd.	3,149,400	117,702,707
		132,429,295
Real Estate Management & Development — 2.4%
Daito Trust Construction Co. Ltd.	128,100	12,144,210
Daiwa House Industry Co. Ltd.	1,237,300	30,571,300
Hulic Co. Ltd.	1,098,000	8,806,061
Mitsubishi Estate Co. Ltd.	2,583,900	38,375,090

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Real Estate Management & Development — continued
Mitsui Fudosan Co. Ltd.	1,781,600	39,817,750
Nomura Real Estate Holdings, Inc.	217,000	5,264,286
Sumitomo Realty & Development Co. Ltd.	884,100	24,412,720
Tokyu Fudosan Holdings Corp.	1,122,700	6,083,858
		165,475,275
Road & Rail — 2.9%
Central Japan Railway Co.	382,500	44,789,554
East Japan Railway Co.	702,000	36,649,288
Hankyu Hanshin Holdings, Inc.	448,500	13,009,528
Keio Corp.	226,700	8,680,369
Keisei Electric Railway Co. Ltd.	320,000	8,773,388
Kintetsu Group Holdings Co. Ltd. (a)	354,100	11,701,930
Kyushu Railway Co.	292,100	6,124,092
Nagoya Railroad Co. Ltd.	365,300	5,888,660
NIPPON EXPRESS HOLDINGS, Inc.	151,400	9,046,972
Odakyu Electric Railway Co. Ltd. (a)	643,300	9,226,475
Seibu Holdings, Inc.	504,600	5,100,759
Tobu Railway Co. Ltd.	389,500	9,248,633
Tokyu Corp.	1,055,800	12,945,784
West Japan Railway Co.	453,000	16,639,021
		197,824,453
Semiconductors & Semiconductor Equipment — 3.0%
Advantest Corp.	370,500	22,036,232
Disco Corp.	55,100	13,462,567
Lasertec Corp.	143,600	20,559,226
Renesas Electronics Corp. *	2,605,400	24,816,038
Rohm Co. Ltd.	162,500	12,059,230
SUMCO Corp.	598,200	8,370,451
Tokyo Electron Ltd.	291,900	100,470,097
		201,773,841
Software — 0.3%
Oracle Corp., Japan	62,000	3,866,832
Trend Micro, Inc.	261,500	15,196,866
		19,063,698
Specialty Retail — 1.6%
ABC-Mart, Inc.	58,300	2,468,945
Fast Retailing Co. Ltd.	122,300	74,063,759
Hikari Tsushin, Inc.	37,200	4,099,002
Nitori Holdings Co. Ltd.	161,400	17,075,892
USS Co. Ltd.	413,200	8,108,029
		105,815,627
Technology Hardware, Storage & Peripherals — 1.7%
Brother Industries Ltd.	487,100	9,124,082
Canon, Inc.	1,931,800	45,702,193
FUJIFILM Holdings Corp.	745,300	42,573,051

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — continued
Ricoh Co. Ltd.	1,183,700	9,520,578
Seiko Epson Corp.	578,900	8,696,626
		115,616,530
Textiles, Apparel & Luxury Goods — 0.1%
Asics Corp.	352,700	6,720,167
Tobacco — 0.6%
Japan Tobacco, Inc.	2,042,700	36,677,938
Trading Companies & Distributors — 4.7%
ITOCHU Corp.	2,766,700	80,537,715
Marubeni Corp.	3,228,300	30,030,523
Mitsubishi Corp.	2,759,100	81,998,465
Mitsui & Co. Ltd.	3,050,000	67,289,948
MonotaRO Co. Ltd. (a)	456,100	8,143,825
Sojitz Corp.	399,600	6,072,555
Sumitomo Corp.	2,324,000	32,675,341
Toyota Tsusho Corp.	440,500	15,034,021
		321,782,393
Transportation Infrastructure — 0.1%
Japan Airport Terminal Co. Ltd. *	172,800	6,773,498
Wireless Telecommunication Services — 3.8%
KDDI Corp.	3,080,800	98,777,669
SoftBank Corp.	5,156,300	59,618,461
SoftBank Group Corp.	2,335,700	98,115,282
		256,511,412
Total Common Stocks (Cost $7,620,639,082)		6,746,585,600
Short Term Investments — 0.6%
Investment of Cash Collateral from Securities Loaned — 0.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (b) (c)	32,106,932	32,090,878
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (b) (c)	9,040,363	9,040,363
Total Investment of Cash Collateral from Securities Loaned (Cost $41,128,031)		41,131,241
Total Investments — 99.6% (Cost $7,661,767,113)		6,787,716,841
Other Assets Less Liabilities — 0.4%		29,943,688
NET ASSETS — 100.0%		6,817,660,529

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 is $39,665,733.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2022.

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
Futures contracts outstanding as of July 31, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
TOPIX Index	478	09/08/2022	JPY	69,970,454	1,123,344

Abbreviations
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
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Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
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Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
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Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$—	$6,746,585,600	$—	$6,746,585,600
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	41,131,241	—	—	41,131,241
Total Investments in Securities (a)	$41,131,241	$6,746,585,600	$—	$6,787,716,841
Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,123,344	$—	$—	$1,123,344

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (a) (b)	$9,087,914	$355,000,000	$332,000,000	$(246)	$3,210	$32,090,878	32,106,932	$83,743	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	10,903,860	464,987,177	466,850,674	—	—	9,040,363	9,040,363	92,194	—
Total	$19,991,774	$819,987,177	$798,850,674	$(246)	$3,210	$41,131,241		$175,937	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.